REDEEMABLE NONCONTROLLING INTEREST - Changes in Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REDEEMABLE NONCONTROLLING INTEREST
Balance at beginning of period	$ 23,457	$ 22,033	$ 20,670
Share of CASI Wuxi net loss	(8,740)	(700)	(918)
Accretion of redeemable noncontrolling interest	(9,497)	(1,512)	(1,694)
Foreign currency translation adjustment	(1,856)	612	587
Balance at end of period	$ 22,358	$ 23,457	$ 22,033